Condensed Consolidated Statements of Cash Flows - KRW (₩) ₩ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	₩ 108,409	₩ (10,550)	₩ (1,138,660)	₩ (2,650,990)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	29,001	29,256	116,482	123,184
Pension plan expenses	55,668	54,229	216,916	237,779
Bad debt				18,255
Deferred income taxes	(1,621)	(2,930)	16,850	(9,118)
Warrants issued for professional service				614,350
Payroll offset against loan to affiliate				10,140
Foreign currency loss	1,568	(1,534)	6,825	(5,506)
Changes in operating assets and liabilities:
Accounts receivable	(34,939)	(5,154)	(65,998)	(191,811)
Inventories	(54,718)	(31,896)	(1,017)	225,090
Other current assets	6,582	(1,758)	16,478	3,885
Deposits		20,300	17,300	(32,702)
Accounts payable	(192,144)	(381,746)	256,997	178,964
Nontrade payables	209,477	34,506	175,562	(35,830)
Other current liabilities	18,695	13,434	45,027	(94,567)
Pension benefits payments	(8,926)	(22,081)	(42,877)	(146,893)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	137,052	(305,925)	(380,115)	(1,755,770)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in loans to related parties				(225,101)
Decrease in loans to related parties		163,962	164,000	213,297
Purchase of short-term financial instruments	(9,000)		(76,000)	(273,000)
Proceeds from disposals of short-term financial instruments		281,000	300,251
Purchase of property and equipment				(51,424)
Purchase of intangible assets				(2,395)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(9,000)	444,962	388,251	(338,623)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement, net		557,336	559,931	2,086,936
Drawdown of short-term borrowings		12,669	42,281	1,459,992
Repayment of short-term borrowings	(35,455)	(309,736)	(480,873)	(1,302,830)
Repayment of current portion of long-term debt	(47,390)	(30,000)	(225,240)	(120,000)
Borrowings of long-term debt			100,000	200,000
Advances from a related party				3,470
Increase in loans from related parties	200,100	111,826	188,016
Repayment of loans from related parties	(189,047)	(4,607)	(210,655)	(206,080)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(71,792)	337,488	(26,540)	2,121,488
Effect of exchange rate on cash and cash equivalents	(1,195)	(10,031)	35,494	(75,750)
NET INCREASE IN CASH AND CASH EQUIVALENTS	55,065	466,494	17,090	(48,655)
CASH AND CASH EQUIVALENTS- beginning of period	126,406	109,316	109,316	157,971
CASH AND CASH EQUIVALENTS- end of period	181,471	575,810	126,406	109,316
Cash paid for:
Interest	39,723	40	162,401	235,408
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Offsetting long-term debts and deposits			95,749
Conversion of redeemable convertible preferred stock to common stock				636,007
Exchange of debt for common stock				4,759,322
Refinancing of short-term borrowings				₩ 1,828,000
Recognition of right-of-use assets and lease liabilities	107,387
Increase in loans from related parties due to payment of general expenses by related parties	₩ 14,246